Debt Obligations - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Minimum	Apr. 30, 2011 Minimum	Apr. 30, 2012 Maximum	Apr. 30, 2011 Maximum	Apr. 30, 2012 Revolving Credit Facility	Apr. 30, 2012 Revolving Credit Facility Minimum	Apr. 30, 2012 Revolving Credit Facility Maximum	Oct. 04, 2010 Senior Secured Notes	Apr. 30, 2012 Senior Secured Notes	Apr. 30, 2012 Senior Secured Notes Prior to October 15, 2013	Apr. 30, 2012 Senior Secured Notes On or after October 15, 2015 Minimum	Apr. 30, 2012 Senior Secured Notes On or after October 15, 2015 Maximum	Apr. 30, 2012 Senior Secured Notes Any twelve month period following the issuance date up to October 15, 2015	Apr. 30, 2012 Senior Secured Notes Any twelve month period following the issuance date up to October 15, 2015 Maximum	Apr. 30, 2012 Senior Secured Notes Whole or in part at a price of 100% of the aggregate principal amount plus a premium	Apr. 30, 2012 Senior Secured Notes Whole or in part at a price of 100% of the aggregate principal amount plus a premium Treasury rate	Apr. 17, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Boundary Bay Financing - 6.93%	Jul. 31, 2012 Boundary Bay Financing - 6.93%	Apr. 17, 2012 Boundary Bay Financing - 6.93% Minimum	Apr. 17, 2012 Boundary Bay Financing - 6.93% Maximum	Apr. 17, 2012 Boundary Bay Financing - 6.93% Up to April 2017	Apr. 17, 2012 Boundary Bay Financing - 6.93% May 2017 to April 2022
Debt and Capital Lease Obligations [Line Items]
Debt principal amount									$ 1,100,000,000									$ 37,000,000
Deferred financing costs write-off									47,100,000
Debt fee amount									42,700,000
Debt due date									Oct. 15, 2020
Debt issued at discount price as percentage of par value									98.399%
Debt stated interest rate									9.25%										6.93%	6.93%
Redemption percentage											35.00%				10.00%
Redemption price percentage											109.25%	100.00%	104.625%	103.00%		0.50%
Notes remaining outstanding as percentage of aggregate principal											50.00%
Redemption period	51 years										180 days			12 months
Redemption premium percentage																1.00%
Basis spread on variable rate		0.80%	0.80%	4.50%	3.75%		2.75%	4.50%									104.625%
Repurchase price as percentage of principal amount										101.00%
Credit facility, borrowing capacity						375,000,000
Credit facility, maturity term						5 years
Available revolving credit facility						165,000,000
Outstanding letters of credit						85,000,000
Debt leverage ratio						2.5
Lease term																		23 years
Periodic payment																		263,679
Lease escalation percentage																						12.00%
Purchase property option period																		10 years
Option to purchase property																							46,400,000	47,900,000
Lease renewal option term																					10 years	5 years
Vendor take back mortgage receivable																			$ 3,500,000
Interest rate on vendor take back mortgage receivable																			8.55%